Basis of preparation (Details)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Going concern
Cash resources	£ 44,406,000		£ 86,105,000		£ 95,542,000
Borrowings	777,010,000		636,974,000		731,465,000
Revolving facilities
Going concern
Undrawn borrowing facilities	60,000,000		140,000,000		90,000,000
Principal amount / Notional amount	350,000,000		300,000,000		300,000,000
Borrowings	290,000,000		160,000,000		210,000,000
Senior secured notes
Going concern
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Borrowings	315,077,000		308,914,000		337,614,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Borrowings	£ 166,188,000		£ 162,941,000		£ 178,105,000